Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 24, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Year (a)	Summary Compensation Table Total for Douglas Thompson (b)(1)	Compensation Actually Paid to PEO (c)(1)(2)	Summary Compensation Table Total for Garold Spindler (b)(1)	Compensation Actually Paid to Garold Spindler (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)	Cash Flow (i)(4)
							Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)
2023	$1,799,283	$1,850,018	$1,825,425	$2,369,902	$1,125,501	$1,200,841	$101	$365	$156,065,000	$(31,230,000)
2022	—	—	$3,094,475	$3,778,624	$1,257,473	$1,394,231	$112	$312	$771,703,000	$888,292,000
2021	—	—	$3,197,717	$3,630,754	$844,277	$943,431	$59	$125	$189,423,000	$379,592,000
2020	—	—	$1,804,330	$1,865,515	$499,678	$504,599	$55	$81	$(226,537,000)	$(89,550,000)

(1)
Mr. Thompson served as our principal executive officer, or PEO, beginning on May 24, 2023. During 2022 and 2021, Mr. Thompson did not serve as our PEO, but he was a non-PEO NEO during those two years. Accordingly, column (b) represents Mr. Thompson’s compensation for 2023, the year during which he served as our PEO. Columns (d) and (e) include Mr. Thompson’s compensation during 2022 and 2021, when he was one of our non-PEO NEOs. Mr. Spindler served as our PEO for the full year for each of 2022, 2021 and 2020, and through May 24, 2023. For 2023, our non-PEO NEOs included Mr. Ziems, Mr. Bitzer, Mr. Meyering and Ms. Pollard. For 2022, our non-PEO NEOs included Mr. Ziems, Mr. Bitzer, Mr. Thompson and Mr. Meyering. For 2021, our non-PEO NEOs included Mr. Ziems. Mr. Bitzer, Mr. Thompson and Ms. Pollard and James Campbell. For 2020, our non-PEO NEOs included Mr. Ziems, Mr. Campbell, Richard Rose, Ms. Pollard and Ayten Saridas.

(2)
For each of 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO(s) and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Douglas Thompson	2023
Summary Compensation Table Total for PEO (column (b))	$1,799,283
- SCT “Stock Awards” column value	$(436,437)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$602,696
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$(115,524)
Compensation Actually Paid to PEO (column (c))	$1,850,018
Garold Spindler	2023
Summary Compensation Table Total for PEO (column (b))	$1,825,425
- SCT “Stock Awards” column value	$(670,438)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$925,840
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$608,308
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$413
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$(319,646)
Compensation Actually Paid to PEO (column (c))	$2,369,902
Average for non-peo neos	2023
Average SCT Total for Non-PEO NEOs (column (d))	$1,125,501
- SCT “Stock Awards” column value	$(215,774)
- SCT “Option Awards” column value	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$297,972
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$22,809
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$34
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$(29,701)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,200,841

(3)
For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 30, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 30, 2019 through and including the last day of the covered fiscal year, or the Measurement Period, assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the following entities: Stanmore Resources Ltd, Whitehaven Coal Ltd, New Hope Corporation Limited, Yancoal Australia Ltd, Arch Coal Inc., Peabody Energy Corporation, Warrior Met Coal Inc. and Alpha Metallurgical Resources, Inc (f/k/a Contura Energy, Inc.), or the Peer Group. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
Cash flow is calculated as Adjusted EBITDA less capex, interest and tax paid. Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, depletion and amortization and other foreign exchange losses. Adjusted EBITDA is also adjusted for certain discrete items that management exclude in analyzing each of the Company’s segments’ operating performance. For a complete discussion of, and reconciliation of, Adjusted EBITDA to the relevant GAAP measure, see Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on page 103 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 filed with the SEC on February 20, 2024.

Company Selected Measure Name			Cash Flow
Named Executive Officers, Footnote
(1)
Mr. Thompson served as our principal executive officer, or PEO, beginning on May 24, 2023. During 2022 and 2021, Mr. Thompson did not serve as our PEO, but he was a non-PEO NEO during those two years. Accordingly, column (b) represents Mr. Thompson’s compensation for 2023, the year during which he served as our PEO. Columns (d) and (e) include Mr. Thompson’s compensation during 2022 and 2021, when he was one of our non-PEO NEOs. Mr. Spindler served as our PEO for the full year for each of 2022, 2021 and 2020, and through May 24, 2023. For 2023, our non-PEO NEOs included Mr. Ziems, Mr. Bitzer, Mr. Meyering and Ms. Pollard. For 2022, our non-PEO NEOs included Mr. Ziems, Mr. Bitzer, Mr. Thompson and Mr. Meyering. For 2021, our non-PEO NEOs included Mr. Ziems. Mr. Bitzer, Mr. Thompson and Ms. Pollard and James Campbell. For 2020, our non-PEO NEOs included Mr. Ziems, Mr. Campbell, Richard Rose, Ms. Pollard and Ayten Saridas.

Peer Group Issuers, Footnote
(3)
For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 30, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 30, 2019 through and including the last day of the covered fiscal year, or the Measurement Period, assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the following entities: Stanmore Resources Ltd, Whitehaven Coal Ltd, New Hope Corporation Limited, Yancoal Australia Ltd, Arch Coal Inc., Peabody Energy Corporation, Warrior Met Coal Inc. and Alpha Metallurgical Resources, Inc (f/k/a Contura Energy, Inc.), or the Peer Group. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Adjustment To PEO Compensation, Footnote
(2)
For each of 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO(s) and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Douglas Thompson	2023
Summary Compensation Table Total for PEO (column (b))	$1,799,283
- SCT “Stock Awards” column value	$(436,437)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$602,696
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$(115,524)
Compensation Actually Paid to PEO (column (c))	$1,850,018
Garold Spindler	2023
Summary Compensation Table Total for PEO (column (b))	$1,825,425
- SCT “Stock Awards” column value	$(670,438)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$925,840
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$608,308
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$413
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$(319,646)
Compensation Actually Paid to PEO (column (c))	$2,369,902

Non-PEO NEO Average Total Compensation Amount			$ 1,125,501	$ 1,257,473	$ 844,277	$ 499,678
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,200,841	1,394,231	943,431	504,599
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each of 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO(s) and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
Average for non-peo neos	2023
Average SCT Total for Non-PEO NEOs (column (d))	$1,125,501
- SCT “Stock Awards” column value	$(215,774)
- SCT “Option Awards” column value	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$297,972
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$22,809
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$34
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$(29,701)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,200,841

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the three financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2023 to our performance:
Cash Flow
Relative Total Shareholder Return
Adjusted EBITDA

Total Shareholder Return Amount			$ 101	112	59	55
Peer Group Total Shareholder Return Amount			365	312	125	81
Net Income (Loss)			$ 156,065,000	$ 771,703,000	$ 189,423,000	$ (226,537,000)
Company Selected Measure Amount			(31,230,000)	888,292,000	379,592,000	(89,550,000)
PEO Name	Mr. Spindler	Mr. Thompson
Measure:: 1
Pay vs Performance Disclosure
Name			Cash Flow
Non-GAAP Measure Description
(4)
Cash flow is calculated as Adjusted EBITDA less capex, interest and tax paid. Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, depletion and amortization and other foreign exchange losses. Adjusted EBITDA is also adjusted for certain discrete items that management exclude in analyzing each of the Company’s segments’ operating performance. For a complete discussion of, and reconciliation of, Adjusted EBITDA to the relevant GAAP measure, see Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on page 103 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 filed with the SEC on February 20, 2024.

Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Mr. Thompson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,799,283
PEO Actually Paid Compensation Amount			1,850,018
Mr. Spindler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,825,425	3,094,475	3,197,717	1,804,330
PEO Actually Paid Compensation Amount			2,369,902	$ 3,778,624	$ 3,630,754	$ 1,865,515
PEO | Mr. Thompson [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(436,437)
PEO | Mr. Thompson [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			602,696
PEO | Mr. Thompson [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(115,524)
PEO | Mr. Spindler [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(670,438)
PEO | Mr. Spindler [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			925,840
PEO | Mr. Spindler [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			608,308
PEO | Mr. Spindler [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			413
PEO | Mr. Spindler [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(319,646)
Non-PEO NEO | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(215,774)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			297,972
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,809
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,701)
Non-PEO NEO | Summary Compensation Table Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount